Shareholder Fees	Dec. 31, 2025 USD ($)
Abbey Capital Futures Strategy Fund | Class A Shares
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Abbey Capital Futures Strategy Fund | Class T Shares
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Abbey Capital Futures Strategy Fund | Class I Shares
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Abbey Capital Futures Strategy Fund | Class C Shares
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[2]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
ABBEY CAPITAL MULTI ASSET FUND | Class I Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
ABBEY CAPITAL MULTI ASSET FUND | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[3]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
ABBEY CAPITAL MULTI ASSET FUND | Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Adara Smaller Companies Fund | Adara Smaller Companies Fund Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee	$ 0
Aquarius International Fund | Aquarius International Fund Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee	$ 0
Campbell Systematic Macro Fund | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[5]
Campbell Systematic Macro Fund | Class I Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[5]
Campbell Systematic Macro Fund | Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[5]
Optima Strategic Credit Fund | Founders Class
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Optima Strategic Credit Fund | Investor Class
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
SGI U.S. Large Cap Equity Fund | Class I Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
SGI U.S. Large Cap Equity Fund | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.25%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[6]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
SGI U.S. Large Cap Equity Fund | Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
SGI Global Equity Fund | Class I Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
SGI Global Equity Fund | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.25%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[7]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
SGI Global Equity Fund | Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
SGI Small Cap Core Fund | Class I Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee	$ 0
SGI U.S. Large Cap Equity VI Portfolio | SGI U.S. Large Cap Equity VI Portfolio Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
SGI Peak Fund | Class I Shares
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
SGI Prudent Fund | Class I Shares
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A Shares made within 12 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The CDSC applies to redemptions of Class C Shares made within 12 months of purchase and will be assessed on an amount equal to the lesser of the offering price at the time of purchase of the shares redeemed and the net asset value of the shares redeemed at the time of redemption.
[3]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A Shares made within 12 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[4]	The CDSC applies to redemptions of Class C Shares made within 12 months of purchase and will be assessed on an amount equal to the lesser of the offering price at the time of purchase of the shares redeemed and the net asset value of the shares redeemed at the time of redemption.
[5]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on redemptions of Class C shares made within twelve months after a purchase of Class C Shares.
[6]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[7]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.